Financial and Other Guarantees (Tables)	12 Months Ended
Mar. 31, 2020
Notes To Financial Statements [Abstract]
Schedule of Guarantor Obligations	Changes in our warranty liability during the periods presented are as follows:

Years Ended March 31,	2020	2019	2018
Balance, Beginning of Year	$7,194	$6,872	$6,861
Warranties issued during the period	12,311	11,177	12,305
Settlements made during the period	(12,124)	(10,855)	(12,294)
Balance, End of Year	$7,381	$7,194	$6,872